STOCK BENEFIT PLANS	12 Months Ended
Jun. 30, 2014
STOCK BENEFIT PLANS [Abstract]
STOCK BENEFIT PLANS
17.	STOCK BENEFIT PLANS

Stock Option Plan

The Company maintains the 2008 Stock Incentive Plan for the directors, officers, and employees. The stock options granted typically have an expiration term of ten years, subject to certain extensions and early terminations. The per share exercise price of an incentive stock option shall at a minimum equal the fair market value of a share of common stock on the date the option is granted. The per share exercise price of a compensatory stock option granted shall at least equal the greater of par value or 100 percent of the fair market value of a share of common stock on the date the option is granted. Proceeds from the exercise of the stock options are credited to common stock for the aggregate par value and the excess is credited to paid-in capital.

The following table presents information related to the outstanding options:

	Officers' and		Weighted-
	Employees'	Directors'	Average
	Stock	Stock	Exercise
	Options	Options	Price

Outstanding, June 30, 2011	87,019	37,805	$16.20

Granted	-	-
Exercised	-	-
Forfeited	-	305

Outstanding, June 30, 2012	87,019	37,500	$16.20

Granted	-	-
Exercised	-	-
Forfeited	10,000	-

Outstanding, June 30, 2013	77,019	37,500	$16.20

Granted	-	-
Exercised	-	-
Forfeited	-	-

Outstanding, June 30, 2014	77,019	37,500	$16.20

Exercisable at year-end	77,019	37,500	$16.20

Available for future grant	36,981	500

At June 30, 2014, for officers and employees there were 77,019 options outstanding and exercisable, with a weighted-average exercise price of $16.20, and a weighted-average remaining contractual life of 4.42 years. At June 30, 2013 there were 77,019 options outstanding and 57,290 options exercisable for officers and employees, with a weighted-average price of $16.20, and a weighted-average remaining contractual life of 5.42 years.

There were also 37,500 options outstanding and 37,500 options exercisable for directors with a weighted-average exercise price of $16.20, and a weighted-average remaining contractual life of 4.25 years. At June 30, 2013 there were 37,500 options outstanding and 30,000 options exercisable for directors, with a weighted-average price of $16.20, and a weighted-average remaining contractual life of 5.25 years.

Employee Stock Ownership Plan ("ESOP")

WVS maintains an ESOP for the benefit of officers and Savings Bank employees who have met certain eligibility requirements related to age and length of service. Compensation expense for the ESOP was $100 thousand, $115 thousand, and $152 thousand for the years ended June 30, 2014, 2013, and 2012, respectively. Total ESOP shares as of June 30, 2014 and 2013, were 339,972 and 278,330, respectively.

The following table presents the components of the ESOP shares as of June 30, 2014 and 2013.

	2014	2013
Allocated shares	278,330	267,280
Unallocated shares	61,642	11,050

Total ESOP shares	339,972	278,330

Fair value of unallocated shares	$3,698,895	$3,172,962